UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   February 11, 2004


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   61

Form 13F Information Table Value Total:   $40015



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
3M Company                     COM              88579Y101      855    10054 SH       SOLE                    10054
ALLTEL Corp                    COM              020039103     1212    26020 SH       SOLE                    26020
Abbott Laboratories            COM              002824100      324     6960 SH       SOLE                     6960
American Express               COM              025816109      366     7580 SH       SOLE                     7580
American Intl. Group           COM              026874107      897    13530 SH       SOLE                    13530
Auto. Data Processing          COM              053015103      990    24996 SH       SOLE                    24996
Bank of America                COM              060505104      275     3425 SH       SOLE                     3425
Bard (C.R.)                    COM              067383109      299     3675 SH       SOLE                     3675
Baxter International           COM              071813109      902    29560 SH       SOLE                    29560
Becton, Dickinson              COM              075887109      359     8725 SH       SOLE                     8725
Bemis Co.                      COM              081437105      265     5310 SH       SOLE                     5310
CVS Corp.                      COM              126650100     1039    28770 SH       SOLE                    28770
Cardinal Health                COM              14149Y108      641    10480 SH       SOLE                    10480
ChevronTexaco Corp.            COM              166764100      333     3860 SH       SOLE                     3860
Cisco Systems Inc.             COM              17275R102      994    41003 SH       SOLE                    41003
Citigroup, Inc.                COM              172967101      710    14618 SH       SOLE                    14618
Clorox Co.                     COM              189054109      378     7780 SH       SOLE                     7780
Comerica Inc.                  COM              200340107      202     3610 SH       SOLE                     3610
ConAgra Foods                  COM              205887102     1056    40000 SH       SOLE                    40000
Cox Communications             COM              224044107      922    26750 SH       SOLE                    26750
Crawford & Co. Cl. A           COM              224633206       75    10620 SH       SOLE                    10620
Dell, Inc.                     COM              24702R101     1170    34440 SH       SOLE                    34440
Dover Corp.                    COM              260003108      267     6725 SH       SOLE                     6725
Dow Jones & Co.                COM              260561105      257     5150 SH       SOLE                     5150
DuPont (E.I.)                  COM              263534109     1218    26545 SH       SOLE                    26545
Duke Energy Corp.              COM              264399106      520    25450 SH       SOLE                    25450
Exxon Mobil Corp.              COM              30231G102     1388    33843 SH       SOLE                    33843
Fidelity Natl. Finance         COM              316326107      258     6662 SH       SOLE                     6662
First Data Corp.               COM              319963104      751    18286 SH       SOLE                    18286
Gannett Co., Inc.              COM              364730101     1225    13740 SH       SOLE                    13740
General Electric               COM              369604103      902    29108 SH       SOLE                    29108
Health Care Property           COM              421915109      228     4495 SH       SOLE                     4495
Hewlett-Packard Co.            COM              428236103      810    35270 SH       SOLE                    35270
Home Depot Inc.                COM              437076102      840    23670 SH       SOLE                    23670
Hormel Foods Corp.             COM              440452100      448    17360 SH       SOLE                    17360
ITT Industries                 COM              450911102      272     3670 SH       SOLE                     3670
Int'l Business Machines        COM              459200101      957    10330 SH       SOLE                    10330
Johnson & Johnson              COM              478160104      839    16246 SH       SOLE                    16246
Marsh & McLennan Cos           COM              571748102      221     4625 SH       SOLE                     4625
McGraw-Hill Cos.               COM              580645109      331     4740 SH       SOLE                     4740
McKesson Corp.                 COM              58155Q103      355    11040 SH       SOLE                    11040
Microsoft Corp                 COM              594918104     1233    45045 SH       SOLE                    45045
Natl. Fuel Gas                 COM              636180101      203     8290 SH       SOLE                     8290
OneSource Info Services        COM              68272J106      107    11400 SH       SOLE                    11400
PepsiCo Inc.                   COM              713448108      883    18939 SH       SOLE                    18939
Pfizer Inc.                    COM              717081103     1397    39535 SH       SOLE                    39535
Pitney Bowes Inc.              COM              724479100      321     7895 SH       SOLE                     7895
Procter & Gamble               COM              742718109      324     3243 SH       SOLE                     3243
ServiceMaster                  COM              81760N109      151    13000 SH       SOLE                    13000
TJX Companies                  COM              872540109      574    26030 SH       SOLE                    26030
TrustCo Bank                   COM              898349105      138    10525 SH       SOLE                    10525
Tyco International             COM              902124106      799    30140 SH       SOLE                    30140
Union Pacific Corp.            COM              907818108      971    13975 SH       SOLE                    13975
Union Planters                 COM              908068109      252     8010 SH       SOLE                     8010
United Technologies            COM              913017109     1229    12965 SH       SOLE                    12965
UnitedHealth Group             COM              91324P102     1004    17250 SH       SOLE                    17250
Wachovia Corp.                 COM              929903102      851    18266 SH       SOLE                    18266
Washington Mutual              COM              939322103     1073    26756 SH       SOLE                    26756
Wells Fargo & Co.              COM              949746101      613    10411 SH       SOLE                    10411
Wyeth                          COM              983024100     1435    33807 SH       SOLE                    33807